Document and Entity Information	Dec. 07, 2022
Cover [Abstract]
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0000040729
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 07, 2022
Entity File Number	1-3754
Entity Registrant Name	ALLY FINANCIAL INC.
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	38-0572512
Entity Address, Address Line One	Ally Detroit Center
Entity Address, Address Line Two	500 Woodward Ave.
Entity Address, Address Line Three	Floor 10
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48226
City Area Code	(866)
Local Phone Number	710-4623
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ALLY
Entity Emerging Growth Company	false